ORGANIZATION	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 1—ORGANIZATION
Company overview
On June 4, 2026, IAC Inc. changed its name to People Incorporated (NASDAQ: PPLI), which is the owner of publisher, People Inc. Group. People Incorporated also holds a significant minority stake in MGM Resorts International (“MGM”).
As used herein, “People Incorporated,” the “Company,” “we,” “our,” “us” and other similar terms refer to People Incorporated and its subsidiaries (unless the context requires otherwise).
People Inc.
On June 30, 2026, Dotdash Meredith Inc. amended and restated its certificate of incorporation to change its name to People Inc. Group. On July 31, 2025, then Dotdash Meredith Inc. was rebranded “People Inc.” and is referred to as such throughout this report (unless the context requires otherwise). As used herein, “People Inc.” refers to People Inc. Group, (formerly Dotdash Meredith Inc.).
People Inc. is one of the largest digital and print publishers in America and is committed to content—made by people for people—that delights, teaches, inspires and entertains. More than 175 million people trust People Inc. each month to help them make decisions, take action and find inspiration. People Inc.’s over 40 iconic brands include PEOPLE, Better Homes & Gardens, Verywell, Food & Wine, Travel + Leisure, Allrecipes, REAL SIMPLE, Investopedia and Southern Living.
People Inc. has two operating segments: (i) Digital, which includes its digital, mobile and licensing operations; and (ii) Print, which includes its magazine subscription and newsstand operations.
People Inc. Change to Composition of Operating Segments
Effective January 1, 2026, People Inc. changed its internal management reporting structure to better align and support its D/Cipher advertising capabilities. As a result, the digital portion of a legacy agency business that had previously been included within the People Inc. Print segment now reports to the D/Cipher management team within the People Inc. Digital segment. This change allows D/Cipher to leverage the agency business as a sales channel and to achieve operational and performance efficiencies. Financial information for both the People Inc. Print and Digital segments has been recast to reflect this change for all periods presented.
Discontinued Operations
Shutdown of Search Segment
On December 10, 2025, the Company received a notice of non-renewal (the “Notice”) from Google Inc. of the services agreement, dated October 26, 2015 and as subsequently amended (the “Services Agreement”). As a result of the Notice, the Services Agreement was due to expire on March 31, 2026; the Services Agreement was extended through April 30, 2026, at which point the Services Agreement expired. In connection with the expiration of the Services Agreement the Company ceased operations of its Search segment, which are presented as discontinued operations within the Company’s consolidated financial statements for all periods presented.
Sale of Care.com
On March 16, 2026, the Company completed the sale of its wholly-owned subsidiary, Care.com, for net proceeds of $300.2 million. In July 2026, the remaining $4.5 million of cash proceeds was received by the Company. As a result of the transaction, the consolidated operations of Care.com are presented as discontinued operations within the Company’s consolidated financial statements for all periods presented.
Angi Inc. Distribution
On March 31, 2025, the Company completed the spin-off of Angi Inc. (“Angi”) by means of a special dividend (the “Distribution”) of all shares of Angi capital stock held by the Company to holders of its common stock and Class B common stock. Following the Distribution, the Company no longer owns any shares of Angi’s capital stock and Angi became an independent public company. As a result of the Distribution, the consolidated operations of Angi are presented as discontinued operations within the Company’s consolidated financial statements for all periods prior to March 31, 2025.

See “Note 17—Discontinued Operations” for additional information.

Emerging & Other
Emerging & Other primarily includes:
•Vivian Health, a platform to efficiently connect healthcare professionals with job opportunities;
•The Daily Beast, a website dedicated to news, commentary, culture and entertainment that publishes original reporting and opinion from its roster of full-time journalists and contributors;
•IAC Films, a provider of producer services for feature films, primarily for initial sale and distribution through theatrical releases and video streaming services in the United States (“U.S.”) and internationally; and,
•Mosaic Group, a former developer and provider of global subscription mobile applications, for periods prior to the sale of its assets on February 15, 2024, which was accounted for as a sale of a business, for approximately $160 million.